Critical accounting estimates and use of judgments	12 Months Ended
Dec. 31, 2017
Critical Accounting Estimates And Use Of Judgments
4. Critical accounting estimates and use of judgments

In preparing these consolidated financial statements, management are required to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates, assumptions and judgments are continually evaluated and are based on historical experience and other factors that are considered to be relevant, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

i. Allowance for interest and fee receivable

Management assesses the collectability of interest and fee receivable from loan customer and estimates the allowance for interest and fee receivable from customers. The Group reviews the interest and fee receivable on a periodic basis and makes allowance when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual interest and fee receivable balance, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current creditworthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. Management reassesses the allowance for interest and fee receivable at each statement of financial position date and revises the allowance for interest and fee receivable accordingly.

ii. Allowance for loans

Management assesses the collectability of loan and estimate the allowance for loans. The Group reviews the collectability of loan on a periodic basis and makes collective and individual allowance when there is doubt as to the collectability of the loan balances. In evaluating the collectability of the loan balance, the Company considers many factors, including the age of the balance, a customer’s historical payment history, its current creditworthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. Management reassesses the allowance for loans at each statement of financial position date and revises the allowance for loans accordingly.

iii. Income tax

The Group’s PRC subsidiaries and variable interest entity are liable for income taxes in the PRC. Significant judgment is required in determining the provision for income taxes. There may be claims for which the ultimate tax determination is uncertain during the ordinary course of business. The Group recognizes liabilities for expected tax issues based on estimates of whether additional taxes will be due. When the final tax outcome of these matters is different from the amounts that were initially recognized, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

iv. Impairment of property and equipment

Management assesses the value in use of property and equipment. The assessment is based on indication of impairment loss. Management reassesses the impairment loss at each statement of financial position date and makes provisions, if necessary.